Quarterly Financial Data (Unaudited) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure of quarterly financial data
Total revenues net of interest expense	$ 8,547,000,000	$ 8,301,000,000	$ 8,245,000,000	$ 7,881,000,000	$ 8,141,000,000	$ 7,862,000,000	$ 7,965,000,000	$ 7,587,000,000	$ 32,974,000,000	$ 31,555,000,000	$ 29,962,000,000
Pretax income from continuing operations	1,980,000,000	2,004,000,000	1,995,000,000	1,909,000,000	929,000,000	1,870,000,000	1,879,000,000	1,773,000,000	7,888,000,000	6,451,000,000	6,956,000,000
Income from continuing operations									5,359,000,000	4,482,000,000	4,899,000,000
Income from discontinued operations									0	0	36,000,000
Net income attributable to common shareholders	1,308,000,000	1,366,000,000	1,405,000,000	1,280,000,000	637,000,000	1,250,000,000	1,339,000,000	1,256,000,000	5,359,000,000	4,482,000,000	4,935,000,000
Earnings per Common Share Basic: (Note 18)
Income from continuing operations attributable to common shareholders	$ 1.22	$ 1.26	$ 1.28	$ 1.15	$ 0.57	$ 1.10	$ 1.16	$ 1.07	$ 4.91	$ 3.91	$ 4.11
Income from discontinued operations									$ 0	$ 0	$ 0.03
Net income attributable to common shareholders									$ 4.91	$ 3.91	$ 4.14
Earnings per Common Share Diluted: (Note 18)
Continuing operations	$ 1.21	$ 1.25	$ 1.27	$ 1.15	$ 0.56	$ 1.09	$ 1.15	$ 1.07	$ 4.88	$ 3.89	$ 4.09
Income from discontinued operations									$ 0	$ 0	$ 0.03
Net income attributable to common shareholders									$ 4.88	$ 3.89	$ 4.12
Cash dividends declared per common share	$ 0.23	$ 0.23	$ 0.23	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.89	$ 0.80	$ 0.72
Common share price:
High	90.79	78.63	78.61	67.48	59.40	59.73	61.42	59.26
Low	$ 72.08	$ 71.47	$ 63.43	$ 58.31	$ 53.02	$ 54.35	$ 53.18	$ 47.40